Schedule of costs incurred are summarized below and include both amounts expensed and capitalized - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil Products [member]
IfrsStatementLineItems [Line Items]
Manati [Member]	$ 892		$ 24
Exploration costs	758	$ 687	815
Development costs	6,914	6,079	5,667
Total	8,564	6,766	6,821
Long Term Position Of Hedging Instrument			315
Oil Products [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Manati [Member]	892		24
Exploration costs	707	682	805
Development costs	6,883	6,035	5,664
Total	8,482	6,717	6,808
Long Term Position Of Hedging Instrument			315
Oil Products [member] | South America [Member]
IfrsStatementLineItems [Line Items]
Exploration costs	51	5	10
Development costs	31	44	3
Total	82	49	13
Oil Products [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Exploration costs	51	5	10
Development costs	31	44	3
Total	82	49	13
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Exploration costs	1
Development costs	30	37	57
Total	$ 31	$ 37	$ 57